Inventory, Net - Schedule of Inventory, Net (Details) (10Q) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 1,842	$ 1,633	$ 654
Raw materials	273	280	51
Less: inventory reserve	(75)	(49)	(31)
Total inventory, net	$ 2,040	$ 1,864	$ 674